Investments (Tables)	12 Months Ended
Dec. 31, 2017
Investments
Schedule of investments

	2017	2016
Non-current investments
Equity investments	$172.2	$118.4
Warrants	0.8	0.9
Loan Receivable	30.1	28.1
Total Investments	$203.1	$147.4

Schedule of unrealized gains (losses) on available-for-sale investments recognized in other comprehensive income

	For the year ended
	December 31,
	2017	2016
Mark-to-market gain on equity investments	$44.5	$58.2
Deferred tax (expense) recovery in other comprehensive income	(6.1)	(5.3)
Unrealized gain on available-for-sale securities, net of tax	38.4	52.9
Reclassification for realized change in market value recognized in net income, net of tax	2.4	(10.6)
	$40.8	$42.3